Shareholder Report, Average Annual Return (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2025
VistaShares Artificial Intelligence Supercycle ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		47.23%
VistaShares Electrification Supercycle ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.33%)
BITA VistaShares Artificial Intelligence Supercycle Index
Average Annual Return [Line Items]
Average Annual Return, Percent		53.97%
S&P 500 TR
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.26%)	14.78%
BITA VistaShares Electrification Supercycle Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.46%